Revenue and other operating income - Schedule of revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 838,340	$ 348,486
Total revenue	1,223,573	622,852
Other income	37,055	20,155
Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	838,340	348,486
Total revenue	1,222,685	621,970
Other income	37,111	16,315
Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	220,731	155,972
Total revenue	372,625	263,184
Other income	35,698	15,729
Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	608,351	183,653
Total revenue	746,794	292,397
Other income	39	586
Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	21,668	21,571
Other income	0	0
Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	9,258	8,861
Total revenue	31,416	23,357
Other income	262	0
Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	50,182	21,461
Other income	1,112	0
Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	888	882
Other income	5,370	12,419
Less: Elimination
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Total revenue	0	0
Other income	(5,426)	(8,579)
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	41,445	73,627
Pool Revenue | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	41,445	73,627
Pool Revenue | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	32,187	64,766
Pool Revenue | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	9,258	8,861
Pool Revenue | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Less: Elimination
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	796,895	274,859
Spot Voyages | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	796,895	274,859
Spot Voyages | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	188,544	91,206
Spot Voyages | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	608,351	183,653
Spot Voyages | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Less: Elimination
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Time Charters
Disclosure Of Revenue Sources [Line Items]
Time Charters	385,233	274,366
Time Charters | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Time Charters	384,345	273,484
Time Charters | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Time Charters	151,894	107,212
Time Charters | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Time Charters	138,443	108,744
Time Charters | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Time Charters	21,668	21,571
Time Charters | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Time Charters	22,158	14,496
Time Charters | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Time Charters	50,182	21,461
Time Charters | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Time Charters	888	882
Time Charters | Less: Elimination
Disclosure Of Revenue Sources [Line Items]
Time Charters	$ 0	$ 0